Acquisitions and Divestitures Acquisitions (Details)	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Business Acquisitions
Payments to acquire businesses, net of cash acquired				$ (353,000,000)	$ 22,000,000	$ 1,733,000,000
Goodwill, acquired during period				16,622,000,000	34,000,000
Non-cash equity gain from acquisition				4,000,000	0	38,000,000
Business Combination, Consideration Transferred				19,671,000,000
Business Acquisitions, Not Specified
Business Acquisitions
Payments to acquire businesses, net of cash acquired				3,000,000	18,000,000	144,000,000
Goodwill, acquired during period				6,000,000	$ 9,000,000	$ 140,000,000
Number of businesses acquired increase ownership from noncontrolling to controlling						3
Non-cash equity gain from acquisition				$ 4,000,000		$ 38,000,000
Number of Businesses Acquired				2	3	4
Business Combination, Consideration Transferred				$ 6,000,000	$ 47,000,000
Customer Relationships
Business Acquisitions
Finite-lived intangible assets acquired				$ 2,280,000,000
Building Efficiency Other | Air Distribution Technologies, Inc.
Business Acquisitions
Goodwill, purchase accounting adjustments			$ 34,000,000
Payments to acquire businesses, net of cash acquired		$ 1,600,000,000	$ 4,000,000
Debt instrument, face amount		1,700,000,000
Goodwill, acquired during period		837,000,000
Finite-lived intangible assets acquired		477,000,000
Building Efficiency Other | Customer Relationships | Air Distribution Technologies, Inc.
Business Acquisitions
Finite-lived intangible assets acquired		$ 475,000,000
Building Efficiency Other | Minimum | Customer Relationships | Air Distribution Technologies, Inc.
Business Acquisitions
Finite-lived intangible asset, useful life		18 years
Building Efficiency Other | Maximum | Customer Relationships | Air Distribution Technologies, Inc.
Business Acquisitions
Finite-lived intangible asset, useful life		20 years
Power Solutions | Business Acquisitions, Not Specified
Business Acquisitions
Non-cash equity gain from acquisition						$ 19,000,000
Building Efficiency Asia | Hitachi Joint Venture [Member]
Business Acquisitions
Business Acquisition, Percentage of Voting Interests Acquired	60.00%
Goodwill, acquired during period	$ 253,000,000
Payments to Acquire Interest in Joint Venture	133,000,000
Purchase Price of Joint Venture	563,000,000
Cash Acquired from Acquisition	$ 430,000,000
Building Efficiency Asia | Business Acquisitions, Not Specified
Business Acquisitions
Non-cash equity gain from acquisition						19,000,000
Trade Names | Building Efficiency Other | Air Distribution Technologies, Inc.
Business Acquisitions
Indefinite-lived Intangible Assets Acquired		$ 230,000,000
Assets held for sale | Business Acquisitions, Not Specified
Business Acquisitions
Goodwill, purchase accounting adjustments						$ 2,000,000